Cash and Bank Balances	6 Months Ended
Jun. 30, 2024
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
14	CASH AND BANK BALANCES

Cash and cash equivalents reflected in the condensed interim consolidated statement of cash flows comprise the following statement of financial position amounts:

	(Unaudited)	(Audited)	(Unaudited)
	June 30, 2024	December 31, 2023	June 30, 2023
	USD	USD	USD

Cash on hand	84,431	6,202,248	136,522
Bank balances	6,731,426	36,832	1,133,132
Short term deposits (1)	20,077,853	-	-
	26,893,710	6,239,080	1,269,654
Less: bank overdrafts (2)	(13,087)	(7,395)	(5,231)
Cash and cash equivalents	26,880,623	6,231,685	1,264,423

(1)	Short term deposits consist of fixed-term deposits with a 14 days maturity period with an interest rate of 5% per annum.

(2)	Bank overdrafts carry an interest rate between 7% - 10%.